Schedule of Warrant Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant Advisory Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning outstanding, shares
Beginning vested, shares
Issued and vested, outstanding		1
Issued and vested, vested		1
Acquired, outstanding
Acquired, vested
Converted to ordinary shares, outstanding		(1)
Converted to ordinary shares, vested		(1)
Ending outstanding, shares
Ending vested, shares
Warrants MTS [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning outstanding, shares	83,334
Beginning vested, shares	83,334
Issued and vested, outstanding
Issued and vested, vested
Acquired, outstanding		83,334
Acquired, vested		83,334
Converted to ordinary shares, outstanding
Converted to ordinary shares, vested
Ending outstanding, shares	83,334	83,334
Ending vested, shares	83,334	83,334
Prefunded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning outstanding, shares	1,253,592
Beginning vested, shares	1,253,592
Issued and vested, outstanding		1,253,592
Issued and vested, vested		1,253,592
Acquired, outstanding
Acquired, vested
Converted to ordinary shares, outstanding
Converted to ordinary shares, vested
Ending outstanding, shares	1,253,592	1,253,592
Ending vested, shares	1,253,592	1,253,592
Regular Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning outstanding, shares	2,666,667
Beginning vested, shares
Issued and vested, outstanding		2,666,667
Issued and vested, vested
Acquired, outstanding
Acquired, vested
Converted to ordinary shares, outstanding
Converted to ordinary shares, vested
Ending outstanding, shares	2,666,667	2,666,667
Ending vested, shares